UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-09561
(Investment Company Act File Number)

Century Capital Management Trust
(Exact Name of Registrant as Specified in Charter)

c/o Century Capital Management, LLC
100 Federal Street, Boston, MA 02110
(Address of Principal Executive Offices)

Jennifer Mortimer
Century Capital Management, LLC
100 Federal Street, Boston, MA 02110
(Name and Address of Agent for Service)

(617) 482-3060
(Registrant’s Telephone Number)

Date of Fiscal Year End: October 31

Date of Reporting Period: January 31, 2016

Item 1.	Schedule of Investments.

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 94.8%

Consumer Discretionary - 19.2%
Hotels, Restaurants & Leisure - 5.0%
19,171	Panera Bread Co., Class A(a)	$3,719,174
109,846	Starbucks Corp.	6,675,342
		10,394,516
Internet & Catalog Retail - 5.7%
20,180	Amazon.com, Inc.(a)	11,845,660

Media - 3.6%
282,494	Twenty-First Century Fox, Inc., Class A	7,618,863

Multiline Retail - 2.4%
60,753	Dollar Tree, Inc.(a)	4,940,434

Specialty Retail - 2.5%
41,995	Home Depot, Inc.	5,281,291

Total Consumer Discretionary		40,080,764

Consumer Staples - 8.6%
Beverages - 4.3%
89,371	PepsiCo, Inc.	8,874,540

Food & Staples Retailing - 2.2%
47,504	CVS Health Corp.	4,588,412

Household Products - 2.1%
66,355	Colgate-Palmolive Co.	4,480,953

Total Consumer Staples		17,943,905

Financials - 12.8%
Diversified Financial Services - 3.6%
4	Berkshire Hathaway, Inc., Class A(a)	777,440
75,358	Moody's Corp.	6,717,412
		7,494,852
Real Estate Investment Trust (REITs) - 9.2%
96,088	American Tower Corp.	9,064,942
32,699	Equinix, Inc.	10,155,329
		19,220,271
Total Financials		26,715,123

Health Care - 13.6%
Biotechnology - 3.8%
20,801	Alexion Pharmaceuticals, Inc.(a)	3,035,490
49,875	Celgene Corp.(a)	5,003,460
		8,038,950
Health Care Providers & Services - 1.8%
52,351	Express Scripts Holding Co.(a)	3,762,466

Health Care Technology - 4.1%
148,942	Cerner Corp.(a)	8,640,125

Pharmaceuticals - 3.9%
28,578	Allergan PLC(a)	8,128,441

Total Health Care		28,569,982

Industrials - 7.5%
Air Freight & Logistics - 3.7%
83,218	United Parcel Service, Inc.,Class B	7,755,918

Shares		Value
Industrials - 7.5% (continued)
Professional Services - 3.8%
107,988	Verisk Analytics, Inc.(a)	$7,883,124

Total Industrials		15,639,042

Information Technology - 27.0%
Internet Software & Services - 6.8%
8,952	Alphabet, Inc., Class A(a)	6,815,605
9,983	Alphabet, Inc., Class C(a)	7,416,870
		14,232,475
IT Services - 8.1%
113,940	Visa, Inc., Class A	8,487,391
466,595	Western Union Co.	8,324,055
		16,811,446
Software - 7.9%
54,872	Adobe Systems, Inc.(a)	4,890,741
62,681	Citrix Systems, Inc.(a)	4,416,503
131,194	Microsoft Corp.	7,227,478
		16,534,722
Technology Hardware, Storage & Peripherals - 4.2%
91,015	Apple, Inc.	8,859,400

Total Information Technology		56,438,043

Materials - 2.7%
Chemicals - 2.7%
73,386	LyondellBasell Industries NV, Class A	5,721,906

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.4%
195,273	AT&T, Inc.	7,041,544

TOTAL COMMON STOCKS
(Cost $144,357,071)		198,150,309

SHORT-TERM INVESTMENTS - 3.1%

Money Market Mutual Funds - 3.1%
6,411,308	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.12% 7 Day Yield)	6,411,308

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,411,308)		6,411,308

TOTAL INVESTMENTS - 97.9%
(Cost $150,768,379)		204,561,617

Other Assets in Excess of Liabilities - 2.1%		4,480,241
NET ASSETS - 100.0%		$209,041,858

(a)	Non-income producing security.

Abbreviations:
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$57,446,111
Gross depreciation on investments (excess of tax cost over value)	(3,652,873)
Net unrealized appreciation	$53,793,238
Cost of investments for federal income tax purposes	$150,768,379

See Notes to Portfolio of Investments

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 96.2%

Consumer Discretionary - 19.3%
Auto Components - 2.6%
65,965	Gentherm, Inc.(a)	$2,639,260
184,004	Metaldyne Performance Group, Inc.	2,180,447
		4,819,707
Diversified Consumer Services - 2.9%
123,739	Grand Canyon Education, Inc.(a)	4,658,773
32,820	Sotheby's	770,942
		5,429,715
Hotels, Restaurants & Leisure - 5.5%
21,497	Papa John's International, Inc.	1,026,482
109,365	Ruth's Hospitality Group, Inc.	1,777,181
150,617	Sonic Corp.	4,425,127
24,051	Vail Resorts, Inc.	3,006,375
		10,235,165
Household Durables - 2.9%
162,997	CalAtlantic Group, Inc.	5,295,773

Specialty Retail - 2.7%
45,095	Burlington Stores, Inc.(a)	2,422,954
106,517	DSW, Inc., Class A	2,557,473
		4,980,427
Textiles, Apparel & Luxury Goods - 2.7%
89,742	Columbia Sportswear Co.	4,951,964

Total Consumer Discretionary		35,712,751

Consumer Staples - 3.6%
Food & Staples Retailing - 2.6%
40,016	Casey's General Stores, Inc.	4,831,532

Food Products - 1.0%
57,086	Snyder's-Lance, Inc.	1,802,205

Total Consumer Staples		6,633,737

Energy - 1.4%
Energy Equipment & Services - 0.2%
162,471	Basic Energy Services, Inc.(a)	373,684

Oil, Gas & Consumable Fuels - 1.2%
65,478	Matador Resources Co.(a)	1,049,612
204,808	Scorpio Tankers, Inc.	1,249,329
		2,298,941
Total Energy		2,672,625

Financials - 9.6%
Banks - 2.1%
139,479	Berkshire Hills Bancorp, Inc.	3,874,727

Capital Markets - 2.9%
176,839	Cohen & Steers, Inc.	5,344,075

Consumer Finance - 0.8%
50,014	PRA Group, Inc.(a)	1,487,916

Diversified Financial Services - 1.3%
152,827	Marlin Business Services Corp.	2,394,799

Real Estate Investment Trusts (REITs) - 2.5%
59,621	QTS Realty Trust, Inc., Class A	2,754,490
81,952	Terreno Realty Corp.	1,842,281
		4,596,771

Shares		Value
Total Financials		$17,698,288

Health Care - 29.2%
Biotechnology - 2.8%
46,492	Anacor Pharmaceuticals, Inc.(a)	3,492,944
24,096	Eagle Pharmaceuticals, Inc.(a)	1,732,502
		5,225,446
Health Care Equipment & Supplies - 5.2%
118,388	Globus Medical, Inc., Class A(a)	2,953,781
62,086	Greatbatch, Inc.(a)	2,397,140
46,728	Masimo Corp.(a)	1,717,254
47,469	Novocure Ltd.(a)	592,413
33,557	West Pharmaceutical Services, Inc.	1,920,132
		9,580,720
Health Care Providers & Services - 13.4%
83,577	Acadia Healthcare Co., Inc.(a)	5,100,704
50,294	Adeptus Health, Inc., Class A(a)	2,372,871
87,916	Almost Family, Inc.(a)	3,361,908
151,746	AMN Healthcare Services, Inc.(a)	4,274,685
151,608	Brookdale Senior Living, Inc.(a)	2,468,178
154,494	PharMerica Corp.(a)	4,586,927
51,640	VCA, Inc.(a)	2,647,583
		24,812,856
Health Care Technology - 2.1%
119,741	HMS Holdings Corp.(a)	1,442,879
87,522	Omnicell, Inc.(a)	2,449,741
		3,892,620
Life Sciences Tools & Services - 4.2%
87,028	Cambrex Corp.(a)	3,014,650
12,057	Charles River Laboratories International, Inc.(a)	894,991
59,283	ICON PLC(a)	3,916,828
		7,826,469
Pharmaceuticals - 1.5%
41,699	ANI Pharmaceuticals, Inc.(a)	1,334,785
51,708	Dermira, Inc.(a)	1,447,824
		2,782,609
Total Health Care		54,120,720

Industrials - 8.3%
Commercial Services & Supplies - 2.7%
199,110	Herman Miller, Inc.	5,101,198

Construction & Engineering - 0.5%
22,926	Granite Construction, Inc.	885,631

Machinery - 1.0%
72,153	Greenbrier Companies, Inc.	1,865,877

Professional Services - 3.0%
143,224	On Assignment, Inc.(a)	5,535,608

Road & Rail - 1.1%
97,416	Saia, Inc.(a)	2,083,728

Total Industrials		15,472,042

Information Technology - 22.9%
Communications Equipment - 1.8%
221,711	Infinera Corp.(a)	3,396,613

Electronic Equipment Instruments & Components - 0.8%
60,018	Methode Electronics, Inc.	1,564,069

Shares		Value
Information Technology - 22.9% (continued)
Internet Software & Services - 4.3%
81,008	Demandware, Inc.(a)	$3,437,169
61,852	j2 Global, Inc.	4,484,889
		7,922,058
IT Services - 2.1%
126,498	PFSweb, Inc.(a)	1,566,045
78,903	WNS Holdings Ltd., Sponsored ADR(a)	2,263,727
		3,829,772
Semiconductors & Semiconductor Equipment - 6.8%
131,065	Inphi Corp.(a)	3,637,054
176,911	Integrated Device Technology, Inc.(a)	4,507,692
115,544	M/A-COM Technology Solutions Holdings, Inc.(a)	4,448,444
		12,593,190
Software - 7.1%
97,151	CyberArk Software Ltd.(a)	4,233,841
102,850	Paycom Software, Inc.(a)	3,100,927
136,828	RingCentral, Inc., Class A(a)	2,985,587
179,186	VASCO Data Security International, Inc.(a)	2,777,383
		13,097,738
Total Information Technology		42,403,440

Materials - 1.9%
Chemicals - 1.9%
62,894	Balchem Corp.	3,530,869

TOTAL COMMON STOCKS
(Cost $171,667,958)		178,244,472

SHORT-TERM INVESTMENTS - 3.8%

Money Market Mutual Funds - 3.8%
7,096,504	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.12% 7 Day Yield)	7,096,504

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,096,504)		7,096,504

TOTAL INVESTMENTS - 100.0%
(Cost $178,764,462)		185,340,976

Other Assets in Excess of Liabilities - 0.0%(b)		1,383
NET ASSETS - 100.0%		$185,342,359

(a)	Non-income producing security.
(b)	Less than 0.05% of total net assets.

Abbreviations:
ADR	-	American Depositary Receipt
Ltd.	-	Limited
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$26,204,970
Gross depreciation on investments (excess of tax cost over value)	(20,373,402)
Net unrealized appreciation	$5,831,568
Cost of investments for federal income tax purposes	$179,509,408

See Notes to Portfolio of Investments

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 24.2%
Diversified Consumer Services - 4.2%
43,158	Grand Canyon Education, Inc.(a)	$1,624,899
37,701	ServiceMaster Global Holdings, Inc.(a)	1,591,359
		3,216,258
Hotels, Restaurants & Leisure - 4.2%
52,474	Aramark	1,676,544
9,907	Buffalo Wild Wings, Inc.(a)	1,508,836
		3,185,380
Household Durables - 4.4%
41,605	CalAtlantic Group, Inc.	1,351,746
36,959	Jarden Corp.(a)	1,960,675
		3,312,421
Media - 2.0%
112,298	Gray Television, Inc.(a)	1,476,719

Specialty Retail - 3.0%
30,445	GNC Holdings, Inc., Class A	852,765
7,700	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	1,395,009
		2,247,774
Textiles, Apparel & Luxury Goods - 6.4%
48,946	Hanesbrands, Inc.	1,496,279
25,825	lululemon athletica, Inc.(a)	1,602,958
25,027	Oxford Industries, Inc.	1,748,386
		4,847,623
Total Consumer Discretionary		18,286,175

Consumer Staples - 4.9%
Food & Staples Retailing - 1.9%
41,319	United Natural Foods, Inc.(a)	1,446,991

Food Products - 3.0%
47,674	Snyder's-Lance, Inc.	1,505,068
19,027	WhiteWave Foods Co.(a)	718,270
		2,223,338
Total Consumer Staples		3,670,329

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
36,827	Matador Resources Co.(a)	590,337

Financials - 10.5%
Banks - 2.0%
39,878	PrivateBancorp, Inc.	1,500,609

Consumer Finance - 0.9%
22,651	PRA Group, Inc.(a)	673,868

Real Estate Investment Trusts (REITs) - 7.6%
45,347	Apartment Investment & Management Co., Class A	1,775,335
53,673	CubeSmart	1,679,428
27,163	Healthcare Trust of America, Inc., Class A	761,651
27,259	Lamar Advertising Co., Class A	1,529,502
		5,745,916
Total Financials		7,920,393

Health Care - 22.9%
Biotechnology - 2.2%
8,257	Anacor Pharmaceuticals, Inc.(a)	620,348

Shares		Value
Health Care - 22.9% (continued)
Biotechnology - 2.2% (continued)
14,795	Eagle Pharmaceuticals, Inc.(a)	$1,063,761
		1,684,109
Health Care Equipment & Supplies - 8.5%
6,257	Cooper Companies, Inc.	820,606
71,402	Globus Medical, Inc., Class A(a)	1,781,480
15,192	Greatbatch, Inc.(a)	586,563
42,914	Masimo Corp.(a)	1,577,089
24,299	STERIS PLC	1,682,463
		6,448,201
Health Care Providers & Services - 8.1%
35,840	Almost Family, Inc.(a)	1,370,521
49,258	PharMerica Corp.(a)	1,462,470
13,667	Universal Health Services, Inc., Class B	1,539,451
33,812	VCA, Inc.(a)	1,733,541
		6,105,983
Health Care Technology - 2.1%
132,659	HMS Holdings Corp.(a)	1,598,541

Life Sciences Tools & Services - 2.0%
43,281	Cambrex Corp.(a)	1,499,254

Total Health Care		17,336,088

Industrials - 10.1%
Building Products - 2.1%
26,013	Allegion PLC	1,575,347

Commercial Services & Supplies - 2.2%
25,223	G&K Services, Inc., Class A	1,623,857

Construction & Engineering - 0.5%
10,139	Granite Construction, Inc.	391,670

Machinery - 4.3%
10,774	Graco, Inc.	783,054
17,062	Proto Labs, Inc.(a)	938,240
9,548	Snap-on, Inc.	1,542,575
		3,263,869
Road & Rail - 1.0%
14,044	Old Dominion Freight Line, Inc.(a)	770,032

Total Industrials		7,624,775

Information Technology - 20.5%
Communications Equipment - 2.0%
6,449	Arista Networks, Inc.(a)	387,134
75,066	Infinera Corp.(a)	1,150,011
		1,537,145
Electronic Equipment, Instruments & Components - 1.1%
9,931	IPG Photonics Corp.(a)	802,723

IT Services - 5.6%
53,534	Cardtronics, Inc.(a)	1,649,382
20,109	EPAM Systems, Inc.(a)	1,506,164
38,459	WNS Holdings Ltd., Sponsored ADR(a)	1,103,389
		4,258,935
Semiconductors & Semiconductor Equipment - 5.1%
31,971	Inphi Corp.(a)	887,195
59,659	Integrated Device Technology, Inc.(a)	1,520,111
38,390	M/A-COM Technology Solutions Holdings, Inc.(a)	1,478,015

See Notes to Portfolio of Investments

CENTURY FUNDS

Shares		Value
Information Technology - 20.5% (continued)
		$3,885,321
Software - 6.7%
47,201	BroadSoft, Inc.(a)	1,614,746
18,025	CyberArk Software Ltd.(a)	785,530
23,109	Fleetmatics Group PLC(a)	1,003,162
28,496	Paycom Software, Inc.(a)	859,154
50,763	VASCO Data Security International, Inc.(a)	786,826
		5,049,418
Total Information Technology		15,533,542

Materials - 1.0%
Chemicals - 1.0%
13,115	Sensient Technologies Corp.	782,572

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
52,533	Cogent Communications Holdings, Inc.	1,755,127

TOTAL COMMON STOCKS
(Cost $70,195,992)		73,499,338

SHORT-TERM INVESTMENTS - 2.7%

Money Market Mutual Funds - 2.7%
2,059,482	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.12% 7 Day Yield)	2,059,482

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,059,482)		2,059,482

TOTAL INVESTMENTS - 99.9%
(Cost $72,255,474)		75,558,820

Other Assets in Excess of Liabilities - 0.1%		100,591
NET ASSETS - 100.0%		$75,659,411

(a)	Non-income producing security.

Abbreviations:
ADR	-	American Depositary Receipt
Ltd.	-	Limited
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$6,743,984
Gross depreciation on investments (excess of tax cost over value)	(4,865,381)
Net unrealized appreciation	$1,878,603
Cost of investments for federal income tax purposes	$73,680,217

See Notes to Portfolio of Investments

CENTURY FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value unless particular circumstances dictate otherwise (for example, if the issuer’s creditworthiness has become impaired). Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Funds’ investments carried at fair value:

Century Shares Trust
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$198,150,309	$–	$–	$198,150,309
Short-Term Investments	6,411,308	–	–	6,411,308
TOTAL	$204,561,617	$–	$–	$204,561,617

Century Small Cap Select Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$178,244,472	$–	$–	$178,244,472
Short-Term Investments	7,096,504	–	–	7,096,504
TOTAL	$185,340,976	$–	$–	$185,340,976

Century Growth Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$73,499,338	$–	$–	$73,499,338
Short-Term Investments	2,059,482	–	–	2,059,482
TOTAL	$75,558,820	$–	$–	$75,558,820

*	At January 31, 2016 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: March 29, 2016

By:	/s/ Julie Smith
Name:	Julie Smith
Title:	Principal Financial Officer

Date: March 29, 2016